RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2023	May 31, 2025	May 31, 2024	Feb. 28, 2025		Feb. 29, 2024	Feb. 28, 2023
Related Party Transaction [Line Items]
Loan payable-related party		$ 31,538,346		$ 32,801,345		$ 32,796,345
Interest accrued related party		57,275		51,575		32,468
Net borrowings on loan payable - related party				71,927		54,179
Net change of deferred compensation		(1,246,687)		1,663,833
Discretionary compensation amount	$ 1,000,000
Deferred compensation		955,913		2,202,600	[1]	538,767
Incentive compensation plan payable		4,000,000		$ 4,000,000
Share price				$ 0.80
Consulting fees for research and development		736,875	631,584	$ 2,541,180		2,810,839
Balance payment		76,532		76,532		76,532
Series G Preferred Stock [Member]
Related Party Transaction [Line Items]
Incentive compensation plan payable				$ 4,000,000		$ 2,500,000
Share price							$ 1,000
Shares to be issued				1,500		2,000
Total accrued				$ 1,500,000		$ 2,000,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Gross payments amount		1,496,687
Net borrowings on loan payable - related party		250,000
Net change of deferred compensation		1,246,687
Discretionary compensation amount	$ 1,000,000
Balance due to related party				1,500,000
Deferred compensation				1,663,833		538,767
Incentive compensation plan payable		$ 0	$ 0	2,500,000		461,233
Balance of incentive compensation payable				836,167
Chief Executive Officer [Member] | Series G Preferred Stock [Member]
Related Party Transaction [Line Items]
Share price		$ 1,000
Related Party [Member]
Related Party Transaction [Line Items]
Loan payable-related party		$ 335,065		329,365		257,438
Balance due to related party		258,533		252,833		$ 140,013
Interest expenses		$ 190,013		$ 190,013
Percentage of interest expense due to related party		12.00%		12.00%		12.00%
Balance due to related party				$ 190,013

[1]	Derived from audited information